Related Party Transactions - Summary of Related Party Transactions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	¥ 0	¥ 0
CEA Development Co., Ltd. and its subsidiaries [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		78
CEA Development Co., Ltd. and its subsidiaries [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	119	71
CEA Development Co., Ltd. and its subsidiaries [member] | Automobile Maintenance Service, Aircraft Maintenance, Providing Transportation Automobile and Other Products [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	13	13
CEA Development Co., Ltd. and its subsidiaries [member] | Property Management and Green Maintenance Expenses [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	205	102
CEA Development Co., Ltd. and its subsidiaries [member] | Payments on hotel accommodation service [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	134	127
Eastern Aviation Import & Export Co., Ltd. [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	56	60
Eastern Aviation Import & Export Co., Ltd. [member] | Handling Charges for Purchase of Aircraft, Flight Equipment, Flight Equipment Spare Parts, Other Property, Plant and Flight Equipment and Repairs for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	142	165
Eastern Aviation Import & Export Co., Ltd. [member] | Payments on logistics services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	49	142
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	1,762	2,394
Shanghai Technologies Aerospace Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	221	344
Wheels & Brakes [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	144	129
Shanghai Hute Aviation Technology Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	88	74
Eastern Aviation Advertising Service Co., Ltd. [member] | Payments on cabin cleaning services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	22	20
Eastern Aviation Advertising Service Co., Ltd. [member] | Advertising Expense [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	29	19
Eastern Aviation Advertising Service Co., Ltd. [member] | Media Royalty Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	15	14
China Kaiya [member] | Payments on system services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	16	21
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	45	60
Travelsky technology limited [member] | Civil Aviation Information Network Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	753	646
CASC [member] | Flight Equipment Spare Parts Maintenance [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	143	189
CAE Melbourne Flight Training Pty Ltd. [member] | Flight Training Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	70	75
AFK [member] | Payments on Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	537	425
AFK [member] | Media Royalty Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	593	728
AFK [member] | Flight equipment spare parts maintenance and support services [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	19	2
China Eastern Air Holding Company [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	1,471	1,317
China Eastern Air Holding Company [member] | Payments on Operating Leases [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	40	33
Eastern Logistics [member] | Payments on logistics services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	53
Eastern Logistics [member] | Bellyhold space management [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		32
Eastern Logistics [member] | Bellyhold Space Operation Cost [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	310	246
Eastern Logistics [member] | Transfer of the Pilots [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	11	24
Eastern Logistics [member] | Cargo Terminal Business Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	481	348
Eastern Logistics [member] | Bellyhold Container Management [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	13	11
Eastern Logistics [member] | Contractual revenue from Bellyhold Space [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	3,826	2,795
Eastern Logistics [member] | Freight logistics support services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	135	126
Eastern Logistics [member] | Software system and support services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	4	42
Eastern Logistics [member] | Transfer of freight depots and equipment [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		28
Eastern Air Finance [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	5
Eastern Air Finance [member] | Interest Expense on Loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	27	13
Eastern Air Finance [member] | Interest Income on Deposits [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	15	26
Juneyao Air [Member] | Payments on Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	2
Juneyao Air [Member] | Media Royalty Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	11
Eastern Investments [Member] | Payments on Operating Leases [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	83
Eastern Investments [Member] | Payments on construction and and management agent [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	14	18
Shanghai Airlines Co., Ltd. [member] | Payments on hotel accommodation service [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	23
XIESA [Member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	2
CES Lease Company [Member] | Payments on Operating Leases [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)	¥ 5,779	¥ 3,984